Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Aspiriant Trust
Entity Central Index Key	0001534881
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000111026 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Equity Allocation Fund
Class Name	Advisor class
Trading Symbol	RMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Equity Allocation Fund ("Equity Allocation Fund" or the "Fund") returned 11.94% for the fiscal year ended March 31, 2026.  Over the same period, Equity Allocation Fund's benchmark, the MSCI ACWI Index, returned 20.01% and MSCI ACWI Minimum Volatility Index returned 3.86%.
TOP PERFORMANCE CONTRIBUTORS
  *   Underlying funds with allocations to emerging markets
  *   Underlying funds with allocations to international developed markets
TOP PERFORMANCE DETRACTORS
  *   Underlying funds with a low volatility mandate
  *   Private funds with long/short exposures
  *   Sub-advisers and underlying funds with quality strategies
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets.
MSCI ACWI Minimum Volatility Index is composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	11.94%	7.80%	8.29%
MSCI ACWI Net	20.01%	9.49%	11.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/fund-performance/ for the most recent performance information.
Net Assets	$ 1,283,088,169
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,168,575
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,283,088,169
Total number of portfolio holdings	119
Total advisory fees paid (net)	$2,168,575
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.4%
Schwab Fundamental Emerging Markets Equity ETF	7.7%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	5.0%
GMO Equity Dislocation Investment Fund - Class A	4.8%
AQR Large Cap Defensive Style Fund - Class R6	4.0%
Viking Global Equities LP - Class H Interests	3.9%
iShares MSCI Global Min Vol Factor ETF	3.1%
iShares MSCI ACWI ETF	2.3%
Microsoft Corp.	1.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Quality Fund - Class VI	33.4%
Schwab Fundamental Emerging Markets Equity ETF	7.7%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	5.0%
GMO Equity Dislocation Investment Fund - Class A	4.8%
AQR Large Cap Defensive Style Fund - Class R6	4.0%
Viking Global Equities LP - Class H Interests	3.9%
iShares MSCI Global Min Vol Factor ETF	3.1%
iShares MSCI ACWI ETF	2.3%
Microsoft Corp.	1.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 31, 2025, Aperio Group, LLC no longer serves as a sub-adviser to the Fund.  There were no changes to the Fund's investment objective or principal investment strategies as a result of this change, except for the elimination of the utilization of a tax-managed approach.

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000156767 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Municipal Bond Fund
Class Name	Aspiriant Risk-Managed Municipal Bond Fund
Trading Symbol	RMMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Municipal Bond Fund ("Municipal Bond Fund" or the "Fund") returned 3.78% for the fiscal year ended March 31, 2026.  Over the same period, the Municipal Bond Fund's benchmark, the Bloomberg Municipal Bond Index (the "Benchmark"), returned 4.29%.  High yield municipal bonds, as measured by the Bloomberg High Yield Municipal Bond Index, returned 2.35% for the one-year period ended March 31, 2026, underperforming investment grade bonds, as measured by the Benchmark.
TOP PERFORMANCE CONTRIBUTORS
  *  Strong credit fundamentals across issuers
  *  Persistent investor demand
  *  Supportive credit environment
TOP PERFORMANCE DETRACTORS
  *  Credit quality positioning, especially overweight to higher yield bonds
  *  Duration sensitivity
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg Municipal Bond Index is considered representative of the tax-exempt bond market.  It includes most investment-grade tax-exempt bonds that are issued by state and local governments.
The Bloomberg High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands).  The index allows state and local general obligation, revenue, insured, and pre-refunded bonds; however, historically the index has been composed of mostly revenue bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	3.78%	1.24%	2.51%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/fund-performance/ for the most recent performance information.
Net Assets	$ 1,273,596,158
Holdings Count | Holding	990
Advisory Fees Paid, Amount	$ 2,544,398
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,273,596,158
Total number of portfolio holdings	990
Total advisory fees paid (net)	$2,544,398
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer. The interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.2%
iShares National Muni Bond ETF	7.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.3%
County of Miami-Dade, 5.00%, 07/1/2038, Call 07/1/2026	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%
Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	0.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.2%
iShares National Muni Bond ETF	7.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.3%
County of Miami-Dade, 5.00%, 07/1/2038, Call 07/1/2026	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%
Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	0.3%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000162347 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Defensive Allocation Fund
Class Name	Aspiriant Defensive Allocation Fund
Trading Symbol	RMDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Defensive Allocation Fund ("Defensive Allocation Fund" or the "Fund") returned 17.99% for the one-year period ended March 31, 2026.  Over the same period, the Fund's primary benchmark, the HFRI Fund of Funds Composite Index (the "Benchmark"), returned 11.62%.  Over the same period, the Bloomberg U.S. Aggregate Bond Index returned 4.35%.
TOP PERFORMANCE CONTRIBUTORS
  *  Core Diversifiers with global asset allocation strategies that invest across a wide range of financial markets and geographies
  *  Underlying funds with allocations to global macro strategies
  *  Allocation to gold exchange-traded fund
TOP PERFORMANCE DETRACTORS
  *  Allocation to event-driven strategies
  *  Allocation to actively traded convertible arbitrage/special situations strategies.
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The HFRI Fund of Funds Composite Index is an index that is a global, equal-weighted index of Fund of Funds that report to HFR Database.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Defensive Allocation Fund (RMDFX)	17.99%	6.37%	5.47%
HFRI Fund of Funds Composite Index	11.62%	4.88%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/fund-performance-2/ for the most recent performance information.
Net Assets	$ 1,058,284,293
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,007,848
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,284,293
Total number of portfolio holdings	14
Total advisory fees paid (net)	$1,007,848
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	26.0%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	12.6%
iShares Gold Trust	8.8%
Lazard Rathmore Alternative Fund - Class E	6.9%
Victory Pioneer Multi-Asset Income Fund - Class R6	6.6%
JPMorgan Global Allocation Fund - Class R6	6.2%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	6.1%
Millennium International, Ltd. - Class GG	6.0%
GMO Equity Dislocation Investment Fund - Class A	5.8%
Elliott Associates, LP - Class C Shares	4.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	26.0%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	12.6%
iShares Gold Trust	8.8%
Lazard Rathmore Alternative Fund - Class E	6.9%
Victory Pioneer Multi-Asset Income Fund - Class R6	6.6%
JPMorgan Global Allocation Fund - Class R6	6.2%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	6.1%
Millennium International, Ltd. - Class GG	6.0%
GMO Equity Dislocation Investment Fund - Class A	5.8%
Elliott Associates, LP - Class C Shares	4.4%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

C000194824 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Taxable Bond Fund
Class Name	Aspiriant Risk-Managed Taxable Bond Fund
Trading Symbol	RMTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Taxable Bond Fund ("Taxable Bond Fund" or the "Fund") returned 5.54% for the fiscal year ended March 31, 2026.  Over the same period, Taxable Bond Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), returned 4.35%.  The Fund outperformance was driven in part by its allocations to corporate high-yield bonds and emerging market debt, which returned 7.01% (as measured by the Bloomberg U.S. Corporate High Yield Index) and 9.40% (as measured by J.P. Morgan Emerging Markets Bond Index Global), respectively, for the year ended March 31, 2026.
TOP PERFORMANCE CONTRIBUTORS
  *   Opportunistic underlying funds with exposures to emerging market debt
  *   Opportunistic underlying funds with exposures to direct lending
  *   Opportunistic underlying funds with exposures to higher yield issues
TOP PERFORMANCE DETRACTORS
  *   Underlying funds with higher exposure to the long end of the yield curve
The below-referenced indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.
The Bloomberg U.S. Corporate High Yield Bond Index is an index that measures the USD-denominated, high yield, fixed-rate corporate bond market.  Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
The J.P. Morgan Emerging Markets Bond Index Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	5.54%	1.69%	2.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.92%
*	Commenced operations as of the close of business on March 29, 2018.

Performance Inception Date	Mar. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/fund-performance/ for the most recent performance information.
Net Assets	$ 396,253,920
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 269,184
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$396,253,920
Total number of portfolio holdings	11
Total advisory fees paid (net)	$269,184
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.0%
PIMCO Income Fund - Institutional Class	16.2%
DoubleLine Total Return Bond Fund - I Class	15.0%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	8.5%
Vanguard Long-Term Treasury ETF	6.0%
GMO Emerging Country Debt Fund, Class VI	5.2%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	1.7%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.6%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.0%
PIMCO Income Fund - Institutional Class	16.2%
DoubleLine Total Return Bond Fund - I Class	15.0%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	8.5%
Vanguard Long-Term Treasury ETF	6.0%
GMO Emerging Country Debt Fund, Class VI	5.2%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	1.7%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.6%

Accountant Change Statement [Text Block]	On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026. Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.
Accountant Change Date	Nov. 18, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ended March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.